UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06242
                                   ---------

                        ADJUSTABLE RATE SECURITIES TRUST
                        --------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 10/31/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.

102 | Annual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

                                                           ----------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                           ----------------------------------------------------------------------
                                                              2004           2003          2002            2001           2000
                                                           ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $     9.18     $     9.39     $     9.47     $     9.30     $     9.31
                                                           ----------------------------------------------------------------------
Income from investment operations:
 Net investment income .................................         .213           .209           .354           .552           .555

 Net realized and unrealized gains (losses) ............        (.003)         (.064)          .012           .213          (.010)
                                                           ----------------------------------------------------------------------
Total from investment operations .......................         .210           .145           .366           .765           .545
                                                           ----------------------------------------------------------------------
Less distributions from net investment income ..........        (.320)         (.355)         (.446)         (.600)         (.555)
                                                           ----------------------------------------------------------------------
Net asset value, end of year ...........................   $     9.07     $     9.18     $     9.39     $     9.47     $     9.30
                                                           ======================================================================

Total return(a) ........................................         2.32%          1.56%          4.08%          8.52%          6.03%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................   $  626,081     $  661,213     $  572,510     $  253,547     $  232,949
Ratios to average net assets:
 Expenses ..............................................          .42%           .41%           .41%           .42%           .43%
 Net investment income .................................         2.31%          2.15%          3.77%          5.88%          5.96%
Portfolio turnover rate ................................        49.67%        130.32%         85.05%          2.49%         12.68%
Portfolio turnover rate excluding
 mortgage dollar rolls(b) ..............................        45.38%         96.52%         85.05%          2.49%         12.68%

(a)   Total return is not annualized for periods less than one year.

(b)   See Note 1(c) regarding mortgage dollar rolls.


                        Annual Report | See notes to financial statements. | 103

ADJUSTABLE RATE SECURITIES PORTFOLIOS

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004

---------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 92.6%
   FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 21.7%
   Cap 10.09%, Margin 1.98% + CMT, Resets Annually, 4.091%, 2/01/33 ....................     $  3,300,214     $   3,386,043
   Cap 10.46%, Margin 2.39% + CMT, Resets Annually, 5.448%, 8/01/32 ....................        2,920,532         2,977,863
   Cap 10.69%, Margin 2.51% + CMT, Resets Annually, 5.655%, 9/01/32 ....................        2,922,322         2,986,587
   Cap 10.85%, Margin 2.74% + COFI, Resets Monthly, 4.508%, 4/01/25 ....................        3,087,012         3,105,706
   Cap 10.885%, Margin 2.32% + CMT, Resets Annually, 5.545%, 5/01/32 ...................        5,949,573         6,144,191
   Cap 10.98%, Margin 2.25% + CMT, Resets Annually, 5.97%, 9/01/31 .....................        1,815,532         1,861,287
   Cap 11.00%, Margin 1.91% + 12ML, Resets Annually, 6.077%, 8/01/31 ...................          687,245           709,631
   Cap 11.18%, Margin 2.23% + CMT, Resets Annually, 6.167%, 9/01/31 ....................        1,764,897         1,832,744
   Cap 11.21%, Margin 1.91% + 12ML, Resets Annually, 6.215%, 8/01/31 ...................          536,159           553,463
   Cap 11.21%, Margin 2.20% + CMT, Resets Annually, 3.666%, 10/01/24 ...................        2,592,322         2,684,737
   Cap 11.253%, Margin 1.75% + CMT, Resets Annually, 3.00%, 11/01/16 ...................          926,432           948,255
   Cap 11.434%, Margin 2.365% + CMT, Resets Annually, 3.701%, 4/01/30 ..................          615,718           630,122
   Cap 11.435%, Margin 2.198% + CMT, Resets Annually, 3.843%, 9/01/27 ..................          622,027           640,202
   Cap 11.466%, Margin 2.253% + CMT, Resets Annually, 3.685%, 10/01/25 .................        1,394,719         1,432,055
   Cap 11.633%, Margin 2.076% + CMT, Resets Annually, 5.489%, 7/01/27 ..................          731,516           747,552
   Cap 11.65%, Margin 2.26% + CMT, Resets Annually, 3.682%, 11/01/29 ...................        8,133,117         8,483,252
   Cap 11.963%, Margin 2.24% + CMT, Resets Annually, 5.235%, 8/01/32 ...................        7,728,725         7,961,607
   Cap 11.98%, Margin 2.50% + 5CMT, Resets Every 5 Years, 6.064%, 8/01/29 ..............        6,121,226         6,348,637
   Cap 11.99%, Margin 2.478% + 3CMT, Resets Every 3 Years, 5.885%, 11/01/35 ............        1,215,230         1,267,684
   Cap 12.00%, Margin 2.41% + CMT, Resets Annually, 3.856%, 11/01/25 ...................        2,013,592         2,094,703
   Cap 12.012%, Margin 2.297% + 5CMT, Resets Every 5 Years, 6.798%, 5/01/26 ............          616,960           637,094
   Cap 12.069%, Margin 2.23% + 3CMT, Resets Every 3 Years, 4.992%, 6/01/26 .............          615,923           636,174
   Cap 12.07%, Margin 2.39% + CMT, Resets Annually, 6.036%, 7/01/29 ....................          936,768           981,686
   Cap 12.20%, Margin 2.426% + CMT, Resets Annually, 4.168%, 11/01/29 ..................        2,319,990         2,393,395
   Cap 12.22%, Margin 2.23% + CMT, Resets Annually, 4.425%, 3/01/32 ....................        1,008,450         1,028,846
   Cap 12.364%, Margin 2.051% + COFI, Resets Annually, 3.941%, 11/01/25 ................        9,137,715         9,177,302
   Cap 12.427%, Margin 2.225% + 5CMT, Resets Every 5 Years, 7.747%, 12/01/27 ...........          134,327           139,317
   Cap 12.52%, Margin 1.82% + CMT, Resets Annually, 3.67%, 6/01/29 .....................        5,163,536         5,315,368
   Cap 12.52%, Margin 2.48% + CMT, Resets Annually, 3.928%, 12/01/30 ...................        3,384,569         3,539,154
   Cap 12.54%, Margin 2.34% + CMT, Resets Annually, 4.556%, 4/01/25 ....................        2,770,732         2,839,457
   Cap 12.59%, Margin 2.71% + CMT, Resets Annually, 4.364%, 12/01/28 ...................        1,271,932         1,304,270
   Cap 12.732%, Margin 2.44% + CMT, Resets Annually, 5.75%, 5/01/32 ....................        1,352,554         1,396,781
   Cap 12.744%, Margin 2.00% + CMT, Resets Annually, 3.601%, 7/01/18 ...................          336,128           345,378
   Cap 12.79%, Margin 2.24% + CMT, Resets Annually, 3.734%, 8/01/30 ....................        6,638,439         6,874,996
   Cap 12.806%, Margin 2.230% + CMT, Resets Annually, 3.688%, 4/01/18 ..................        1,466,320         1,517,676
   Cap 12.89%, Margin 1.80% + COFI, Resets Semi-Annually, 3.607%, 12/01/19 .............        4,330,810         4,456,770
   Cap 12.90%, Margin 2.31% + CMT, Resets Annually, 3.709%, 8/01/27 ....................        3,003,009         3,123,490
   Cap 13.006%, Margin 2.00% + CMT, Resets Annually, 3.527%, 9/01/19 ...................          969,204           998,327
   Cap 13.022%, Margin 1.749% + 6 Month TB, Resets Semi-Annually, 3.114%, 10/01/29 .....          333,231           341,567
   Cap 13.156%, Margin 1.915% + CMT, Resets Annually, 3.165%, 12/01/16 .................          563,979           580,033
   Cap 13.175%, Margin 2.233% + CMT, Resets Annually, 3.593%, 5/01/25 ..................          718,593           743,788
   Cap 13.191%, Margin 1.841% + CMT, Resets Annually, 3.992%, 1/01/23 ..................        1,128,776         1,156,785
   Cap 13.23%, Margin 2.06% + CMT, Resets Annually, 3.425%, 4/01/29 ....................        2,944,505         3,037,721
   Cap 13.246%, Margin 2.175% + CMT, Resets Annually, 4.027%, 10/01/18 .................          277,328           286,629
   Cap 13.27%, Margin 1.963% + CMT, Resets Annually, 3.385%, 5/01/20 ...................        3,378,278         3,479,283
   Cap 13.292%, Margin 2.115% + CMT, Resets Annually, 3.365%, 3/01/19 ..................          158,074           163,734
   Cap 13.366%, Margin 2.102% + CMT, Resets Annually, 3.421%, 3/01/18 ..................          449,764           467,038


104 | Annual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
   FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (CONT.)
   Cap 13.37%, Margin 2.04% + CMT, Resets Annually, 3.375%, 4/01/19 ....................     $  1,747,593     $   1,808,397
   Cap 13.547%, Margin 2.405% + CMT, Resets Annually, 7.588%, 8/01/30 ..................          654,620           668,065
   Cap 13.64%, Margin 2.29% + CMT, Resets Annually, 3.865%, 1/01/23 ....................        8,833,038         9,123,875
   Cap 13.65%, Margin 2.249% + CMT, Resets Annually, 3.956%, 7/01/20 ...................          246,008           255,770
   Cap 13.793%, Margin 2.214% + CMT, Resets Annually, 4.175%, 11/01/19 .................          125,044           129,257
   Cap 13.883%, Margin 2.462% + CMT, Resets Annually, 3.949%, 6/01/26 ..................        7,455,693         7,751,900
   Cap 14.244%, Margin 2.10% + CMT, Resets Annually, 3.637%, 9/01/18 ...................        1,852,352         1,901,419
   Cap 14.307%, Margin 1.957% + 3CMT, Resets Every 3 Years, 6.929%, 12/01/21 ...........          111,609           111,429
   Cap 14.90%, Margin 2.546% + CMT, Resets Annually, 3.856%, 2/01/19 ...................          346,032           351,180
                                                                                                              -------------
                                                                                                                135,859,672
                                                                                                              -------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 51.8%
   Cap 10.067%, Margin 2.30% + CMT, Resets Annually, 5.049%, 9/01/32 ...................        5,121,885         5,255,251
   Cap 10.16%, Margin 2.18% + CMT, Resets Annually, 5.163%, 2/01/32 ....................        1,486,705         1,529,039
   Cap 10.39%, Margin 1.25% + COFI, Resets Monthly, 3.066%, 3/01/35 ....................        8,835,466         8,969,864
   Cap 10.45%, Margin 2.33% + COFI, Resets Monthly, 4.20%, 1/01/25 .....................        5,676,797         5,765,738
   Cap 10.50%, Margin 2.31% + CMT, Resets Annually, 5.502%, 8/01/32 ....................        1,376,873         1,402,678
   Cap 10.53%, Margin 2.27% + CMT, Resets Annually, 5.527%, 5/01/32 ....................        2,275,510         2,292,731
   Cap 10.64%, Margin 2.176% + CMT, Resets Annually, 5.349%, 6/01/32 ...................        5,406,207         5,535,588
   Cap 10.71%, Margin 2.00% + CMT, Resets Annually, 3.293%, 10/01/32 ...................          543,445           555,777
   Cap 10.73%, Margin 2.25% + CMT, Resets Annually, 5.625%, 2/01/32 ....................        1,124,347         1,144,745
   Cap 10.78%, Margin 2.31% + CMT, Resets Annually, 5.733%, 6/01/32 ....................        2,047,408         2,099,473
   Cap 10.80%, Margin 2.22% + CMT, Resets Annually, 4.78%, 9/01/32 .....................       11,094,527        11,379,023
   Cap 10.81%, Margin 2.26% + CMT, Resets Annually, 4.811%, 11/01/17 ...................        3,464,225         3,516,705
   Cap 10.82%, Margin 2.02% + CMT, Resets Annually, 5.807%, 2/01/31 ....................          712,257           732,559
   Cap 10.895%, Margin 2.259% + CMT, Resets Annually, 5.806%, 11/01/31 .................        1,082,598         1,114,097
   Cap 11.006%, Margin 2.12% + CMT, Resets Annually, 5.711%, 8/01/29 ...................        1,074,217         1,112,960
   Cap 11.06%, Margin 1.98% + CMT, Resets Annually, 3.242%, 3/01/22 ....................           59,627            61,465
   Cap 11.12%, Margin 1.50% + COFI, Resets Annually,  3.321%, 7/01/24 ..................        1,896,339         1,926,542
   Cap 11.13%, Margin 2.147% + CMT, Resets Annually, 5.051%, 8/01/29 ...................          452,292           467,533
   Cap 11.135%, Margin 2.34% + CMT, Resets Annually, 6.043%, 5/01/31 ...................          435,337           449,131
   Cap 11.16%, Margin 2.24% + CMT, Resets Annually, 3.786%, 11/01/30 ...................       10,267,294        10,626,809
   Cap 11.21%, Margin 2.09% + CMT, Resets Annually, 5.291%, 3/01/32 ....................        1,797,539         1,842,304
   Cap 11.24%, Margin 2.106% + CMT, Resets Annually, 3.527%, 11/01/27 ..................          848,262           869,125
   Cap 11.26%, Margin 2.31% + CMT, Resets Annually, 6.212%, 7/01/31 ....................          265,467           272,452
   Cap 11.329%, Margin 2.215% + CMT, Resets Annually, 5.316%, 5/01/32 ..................        1,968,620         1,996,522
   Cap 11.40%, Margin 1.88% + CMT, Resets Annually, 5.829%, 7/01/32 ....................        1,513,930         1,553,321
   Cap 11.475%, Margin 2.09% + CMT, Resets Annually, 5.496%, 4/01/32 ...................        3,766,565         3,870,715
   Cap 11.49%, Margin 1.65% + 12ML, Resets Annually, 5.35%, 10/01/31 ...................        2,068,653         2,135,064
   Cap 11.53%, Margin 2.35% + CMT, Resets Annually, 6.426%, 4/01/30 ....................        1,870,961         1,940,579
   Cap 11.531%, Margin 2.231% + CMT, Resets Annually, 4.019%, 12/01/32 .................        3,147,443         3,243,876
   Cap 11.581%, Margin 2.18% + CMT, Resets Annually, 4.09%, 8/01/31 ....................        2,034,236         2,073,559
   Cap 11.61%, Margin 2.26% + CMT, Resets Annually, 3.914%, 9/01/39 ....................        2,317,121         2,387,949
   Cap 11.635%, Margin 2.436% + CMT, Resets Annually, 5.485%, 6/01/32 ..................        2,121,153         2,180,030
   Cap 11.662%, Margin 2.47% + CMT, Resets Annually, 3.858%, 8/01/28 ...................        5,688,426         5,882,658
   Cap 11.684%, Margin 1.25% + COFI, Resets Semi-Annually, 3.086%, 5/01/19 .............        1,485,911         1,508,040
   Cap 11.705%, Margin 2.19% + CMT, Resets Annually, 3.839%, 11/01/36 ..................        2,437,304         2,507,365
   Cap 11.73%, Margin 2.33% + CMT, Resets Annually, 4.422%, 2/01/29 ....................          456,946           467,642


                                                             Annual Report | 105

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
   Cap 11.80%, Margin 2.27% + CMT, Resets Annually, 5.796%, 3/01/32 ....................     $  1,861,967     $   1,896,706
   Cap 11.836%, Margin 2.12% + CMT, Resets Annually, 5.69%, 6/01/31 ....................        1,533,336         1,576,282
   Cap 11.869%, Margin 2.12% + CMT, Resets Annually, 4.363%, 2/01/30 ...................          646,111           666,105
   Cap 11.884%, Margin 2.211% + CMT, Resets Annually, 4.072%, 2/01/25 ..................          148,871           152,585
   Cap 11.89%, Margin 1.25% + COFI, Resets Monthly, 3.008%, 6/01/32 ....................        7,761,985         7,868,025
   Cap 11.895%, Margin 2.11% + CMT, Resets Annually, 5.944%, 3/01/32 ...................       11,037,298        11,198,540
   Cap 11.901%, Margin 2.373% + CMT, Resets Annually, 3.724%, 5/01/29 ..................        1,137,264         1,171,456
   Cap 11.93%, Margin 2.00% + CMT, Resets Annually, 5.246%, 6/01/32 ....................          908,254           934,802
   Cap 11.93%, Margin 2.13% + CMT, Resets Annually, 5.974%, 7/01/31 ....................        1,091,860         1,119,726
   Cap 11.94%, Margin 2.352% + CMT, Resets Annually, 5.066%, 9/01/29 ...................          323,385           332,089
   Cap 11.96%, Margin 2.15% + CMT, Resets Annually, 5.946%, 6/01/31 ....................        2,023,143         2,074,786
   Cap 11.966%, Margin 1.25% + COFI, Resets Semi-Annually, 3.035%, 4/01/22 .............        1,843,584         1,879,458
   Cap 11.97%, Margin 2.14% + CMT, Resets Annually, 5.983%, 9/01/31 ....................        1,539,006         1,564,402
   Cap 12.008%, Margin 2.176% + CMT, Resets Annually, 6.023%, 2/01/32 ..................        2,275,883         2,341,783
   Cap 12.06%, Margin 1.67% + CMT, Resets Annually, 5.755%, 7/01/31 ....................          165,699           168,701
   Cap 12.066%, Margin 2.05% + 3CMT, Resets Every 3 Years, 5.32%, 6/01/29 ..............        2,317,154         2,384,827
   Cap 12.119%, Margin 2.235% + CMT, Reset Annually, 7.123%, 1/01/31 ...................          248,093           258,479
   Cap 12.13%, Margin 2.598% + CMT, Resets Annually, 4.684%, 9/01/25 ...................        1,583,964         1,628,694
   Cap 12.181%, Margin 2.628% + CMT, Resets Annually, 4.291%, 6/01/28 ..................        4,967,090         5,112,059
   Cap 12.233%, Margin 1.702% + COFI, Resets Semi-Annually, 5.327%, 1/01/19 ............        1,421,610         1,413,550
   Cap 12.25%, Margin 1.25% + COFI, Resets Annually, 3.008%, 3/01/33 ...................        4,946,014         5,020,138
   Cap 12.31%, Margin 1.62% + COFI, Resets Semi-Annually, 3.402%, 4/01/19 ..............        1,664,378         1,689,637
   Cap 12.312%, Margin 1.90% + COFI, Resets Semi-Annually, 3.721%, 10/01/22 ............        1,583,854         1,607,873
   Cap 12.353%, Margin 2.30% + CMT, Resets Annually, 5.324%, 11/01/31 ..................          999,889         1,033,800
   Cap 12.368%, Margin 2.123% + 6 Month TB, Resets Semi-Annually, 3.292%, 1/01/29 ......        1,543,642         1,584,394
   Cap 12.37%, Margin 1.25% + COFI, Resets Monthly, 3.121%, 1/01/29 ....................        6,817,586         6,928,126
   Cap 12.37%, Margin 1.37% + 6ML, Resets Semi-Annually, 5.437%, 9/01/32 ...............        1,667,617         1,689,099
   Cap 12.391%, Margin 1.57% + CMT, Resets Annually, 6.351%, 11/01/31 ..................        3,168,906         3,215,448
   Cap 12.42%, Margin 1.25% + COFI, Resets Monthly, 3.12%, 1/01/18 .....................       12,792,719        12,979,342
   Cap 12.435%, Margin 2.146% + CMT, Resets Annually, 4.715%, 8/01/29 ..................          264,991           268,379
   Cap 12.47%, Margin 1.25% + COFI, Resets Annually, 3.066%, 8/01/33 ...................       14,258,736        14,473,022
   Cap 12.494%, Margin 2.27% + CMT, Resets Annually, 6.008%, 4/01/31 ...................        5,463,134         5,472,296
   Cap 12.527%, Margin 2.25% + CMT, Resets Annually, 3.886%, 12/01/27 ..................        2,195,874         2,265,008
   Cap 12.563%, Margin 2.12% + CMT, Resets Annually, 3.629%, 10/01/24 ..................       14,432,834        15,000,037
   Cap 12.57%, Margin 1.77% + COFI, Resets Monthly, 3.565%, 1/01/19 ....................        2,852,120         2,889,565
   Cap 12.57%, Margin 2.23% + CMT, Resets Annually, 3.727%, 5/01/25 ....................        1,805,734         1,861,310
   Cap 12.605%, Margin 2.536% + 6 Month DR, Resets Semi-Annually, 5.294%, 11/01/18 .....          269,473           271,330
   Cap 12.61%, Margin 2.508% + CMT, Resets Annually, 4.101%, 1/01/29 ...................        2,048,866         2,119,787
   Cap 12.637%, Margin 2.00% + NCI, Resets Annually, 4.219%, 11/01/17 ..................        3,805,177         3,900,796
   Cap 12.64%, Margin 2.00% + CMT, Resets Annually, 3.702%, 3/01/19 ....................          685,729           704,123
   Cap 12.65%, Margin 1.75% + NCI, Resets Monthly, 3.875%, 10/01/28 ....................          141,698           143,795
   Cap 12.65%, Margin 1.84%, + COFI, Resets Annually,  3.598%, 4/01/34 .................       11,255,286        11,473,764
   Cap 12.66%, Margin 1.75% + 6 Month DR, Resets Semi-Annually, 3.184%, 1/01/19 ........        1,231,340         1,244,773
   Cap 12.662%, Margin 1.25% + COFI, Resets Monthly, 7.00%, 1/01/19 ....................           62,873            64,549
   Cap 12.70%, Margin 2.23% + CMT, Resets Annually, 4.308%, 3/01/30 ....................          513,591           523,748
   Cap 12.705%, Margin 1.25% + COFI, Resets Monthly, 3.33%, 9/01/18 ....................        6,879,883         6,998,734
   Cap 12.705%, Margin 1.25% + COFI, Resets Annually, 3.834%, 5/01/36 ..................        5,960,089         6,078,275
   Cap 12.76%, Margin 1.25% + COFI, Resets Annually, 3.086%, 5/01/18 ...................        7,468,511         7,617,456


106 | Annual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
   Cap 12.763%, Margin 1.25% + COFI, Resets Monthly, 3.166%, 6/01/20 ...................     $  2,374,069     $   2,423,906
   Cap 12.77%, Margin 2.00% + CMT, Resets Annually, 3.508%, 4/01/27 ....................        6,535,688         6,721,389
   Cap 12.788%, Margin 2.11% + CMT, Resets Annually, 3.703%, 11/01/20 ..................          430,197           443,690
   Cap 12.804%, Margin 1.75% + CMT, Resets Annually, 3.334%, 5/01/19 ...................          870,108           894,250
   Cap 12.808%, Margin 1.25% + COFI, Resets Monthly, 3.637%, 5/01/36 ...................        3,753,848         3,827,690
   Cap 12.81%, Margin 2.25% + CMT, Resets Annually, 6.582%, 9/01/30 ....................          554,596           571,214
   Cap 12.840%, Margin 2.762% + 6 Month DR, Resets Semi-Annually, 5.31%, 6/01/17 .......          185,181           187,365
   Cap 12.848%, Margin 1.968% + CMT, Resets Annually, 3.789%, 12/01/17 .................          225,408           230,353
   Cap 12.85%, Margin 2.078% + 5CMT, Resets Every 5 Years, 6.087%, 10/01/17 ............          447,608           457,744
   Cap 12.85%, Margin 2.27% + CMT, Resets Annually, 6.715%, 8/01/30 ....................          878,971           888,827
   Cap 12.85%, Margin 2.27% + CMT, Resets Annually, 6.77%, 9/01/30 .....................        1,190,223         1,204,478
   Cap 12.89%, Margin 2.125% + 6 Month DR, Resets Semi-Annually, 4.694%, 7/01/17 .......        1,504,296         1,540,064
   Cap 12.938%, Margin 1.25% + COFI, Resets Monthly, 3.066%, 2/01/19 ...................           12,609            12,815
   Cap 12.953%, Margin 2.125% + 6 Month TB, Resets Semi-Annually, 3.535%, 4/01/18 ......          386,592           395,689
   Cap 12.993%, Margin 2.092% + CMT, Resets Annually, 3.756%, 12/01/19 .................          502,084           520,193
   Cap 13.01%, Margin 2.10% + CMT, Resets Annually, 3.669%, 6/01/19 ....................          567,633           589,598
   Cap 13.03%, Margin 1.25% + COFI, Resets Monthly, 6.852%, 2/01/20 ....................        1,798,732         1,843,741
   Cap 13.03%, Margin 1.75% + 6 Month TB, Resets Semi-Annually, 3.133%, 12/01/20 .......          476,323           482,513
   Cap 13.04%, Margin 2.24% + CMT, Resets Annually, 3.681%, 6/01/27 ....................        1,783,501         1,849,534
   Cap 13.063%, Margin 2.175% + CMT, Resets Annually, 3.466%, 4/01/19 ..................        1,347,655         1,400,926
   Cap 13.083%, Margin 2.005% + CMT, Resets Annually, 3.589%, 6/01/19 ..................          795,455           819,782
   Cap 13.128%, Margin 2.02% + COFI, Resets Semi-Annually, 3.728%, 6/01/19 .............          703,845           713,315
   Cap 13.13%, Margin 2.19% + CMT, Resets Annually, 5.871%, 1/01/31 ....................        1,413,181         1,483,083
   Cap 13.202%, Margin 2.478% + 6 Month DR, Resets Semi-Annually, 5.651%, 11/01/26 .....          298,737           305,146
   Cap 13.245%, Margin 2.178% + 3CMT, Resets Every 3 Years, 5.478%, 1/01/26 ............        1,059,833         1,106,285
   Cap 13.249%, Margin 2.00% + CMT, Resets Annually, 3.388%, 6/01/19 ...................          632,143           649,737
   Cap 13.281%, Margin 2.00% + CMT, Resets Annually, 3.87%, 10/01/19 ...................          944,203           965,463
   Cap 13.452%, Margin 2.148% + CMT, Resets Annually, 3.654%, 9/01/22 ..................        2,142,882         2,209,342
   Cap 13.46%, Margin 2.25% + CMT, Resets Annually, 7.521%, 10/01/30 ...................        1,347,285         1,406,406
   Cap 13.54%, Margin 1.25% + COFI, Resets Monthly, 3.537%, 8/01/26 ....................          251,906           255,344
   Cap 13.65%, Margin 2.00% + NCI, Resets Annually, 4.375%, 1/01/17 ....................        1,181,746         1,206,011
   Cap 13.662%, Margin 2.177% + CMT, Resets Annually, 3.587%, 3/01/21 ..................          328,773           340,482
   Cap 13.688%, Margin 2.179% + 3CMT, Resets Every 3 Years, 5.793%, 3/01/26 ............        1,607,063         1,687,674
   Cap 13.791%, Margin 2.143% + CMT, Resets Annually, 3.591%, 12/01/20 .................          885,344           913,007
   Cap 13.797%, Margin 2.20% + CMT, Resets Annually, 3.462%, 3/01/19 ...................          295,217           306,399
   Cap 13.80%, Margin 0.94% + 6 Month DR, Resets Semi-Annually, 6.52%, 7/01/24 .........          805,698           803,321
   Cap 13.85%, Margin 2.13% + 3CMT, Resets Every 3 Years, 4.661%, 3/01/22 ..............           62,585            64,263
   Cap 13.86%, Margin 1.842% + CMT, Resets Annually, 3.615%, 8/01/16 ...................           48,136            49,159
   Cap 13.875%, Margin 1.975% + CMT, Resets Annually, 3.225%, 3/01/18 ..................          454,188           466,624
   Cap 13.887%, Margin 2.25% + CMT, Resets Annually, 3.607%, 2/01/19 ...................          372,079           385,240
   Cap 13.896%, Margin 2.25% + CMT, Resets Annually, 3.818%, 12/01/18 ..................          453,873           467,347
   Cap 14.069%, Margin 2.089% + CMT, Resets Annually, 3.681%, 1/01/19 ..................          992,687         1,019,646
   Cap 14.083%, Margin 1.74% + CMT, Resets Annually, 3.133%, 3/01/20 ...................        5,422,020         5,606,143
   Cap 14.354%, Margin 2.07% + 5CMT, Resets Every 5 Years, 5.827%, 5/01/21 .............          725,442           753,955
   Cap 14.42%, Margin 2.099% + CMT, Resets Annually, 3.664%, 3/01/20 ...................          369,223           375,842
   Cap 14.437%, Margin 1.845% + CMT, Resets Annually, 3.705%, 10/01/14 .................          201,745           205,338
   Cap 14.561%, Margin 2.199% + 3CMT, Resets Every 3 Years, 5.781%, 12/01/24 ...........        1,130,205         1,172,279
   Cap 14.68%, Margin 2.125% + 3CMT, Resets Every 3 Years, 5.349%, 8/01/22 .............          255,162           264,648


                                                             Annual Report | 107

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
   Cap 14.725%, Margin 2.42% + CMT, Resets Annually, 3.754%, 6/01/19 ...................     $    970,486     $     999,327
   Cap 14.769%, Margin 2.265% + 6 Month DR, Resets Semi-Annually, 7.42%, 3/01/25 .......          415,051           420,544
   Cap 14.77%, Margin 2.61% + 3CMT, Resets Every 3 Years, 5.991%, 3/01/20 ..............          393,686           411,486
   Cap 14.784%, Margin 1.87% + 3CMT, Resets Every 3 Years, 5.48%, 5/01/21 ..............        1,476,794         1,529,026
   Cap 14.804%, Margin 2.186% + 3CMT, Resets Every 3 Years, 4.99%, 12/01/17 ............          291,233           299,711
   Cap 14.887%, Margin 1.72% + CMT, Resets Annually, 3.186%, 1/01/16 ...................        1,803,731         1,841,417
   Cap 14.952%, Margin 2.523% + CMT, Resets Annually, 3.953%, 5/01/19 ..................          661,809           680,533
                                                                                                              -------------
                                                                                                                324,199,872
                                                                                                              -------------

   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 19.1%
   Cap 9.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 4/20/32......................       11,285,969        11,320,104
   Cap 9.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 6/20/32......................       13,713,183        13,804,812
   Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/23....................        3,628,984         3,667,013
   Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 3.375%, 3/20/24.....................        3,127,908         3,146,864
   Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 3.375%, 6/20/30.....................        3,226,996         3,243,985
   Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 3.50%, 7/20/32......................       11,496,432        11,656,242
   Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 4/20/22.....................        2,097,944         2,110,457
   Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.75%, 9/20/22......................          852,011           860,738
   Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 11/20/23....................        4,493,044         4,548,553
   Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/24....................          543,482           550,289
   Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/26....................          630,982           639,088
   Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 1/20/27.....................        3,569,927         3,600,264
   Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.75%, 9/20/27......................          776,828           785,489
   Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/27....................       11,404,900        11,553,919
   Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 2/20/28.....................        6,204,366         6,258,873
   Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 4/20/28.....................        2,237,443         2,253,943
   Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 7/20/29......................        2,934,784         2,954,451
   Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 4/20/30.....................        1,918,609         1,931,153
   Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 6/20/31.....................        1,375,448         1,386,558
   Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.375%, 2/20/23.....................        1,895,751         1,911,819
   Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.75%, 7/20/23......................          880,060           889,871
   Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/23....................        6,039,071         6,118,092
   Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.375%, 5/20/24.....................        1,540,962         1,551,907
   Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.75%, 7/20/24......................        4,187,090         4,234,572
   Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.50%, 7/20/29......................        1,132,965         1,146,028
   Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.50%, 7/20/30......................        2,091,598         2,101,407
   Cap 11.00%, Margin 2.50% + CMT, Resets Annually, 4.75%, 7/20/25......................           89,844            89,527
   Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.75%, 7/20/21......................          952,769           967,807
   Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 1/20/23.....................        2,457,905         2,491,489
   Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 2/20/23.....................        1,491,389         1,511,814
   Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 7/20/30......................        2,967,490         3,008,087
   Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 8/20/30......................        1,865,595         1,891,531
   Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 3.75%, 9/20/22......................        1,044,893         1,059,457
   Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 4.625%, 12/20/24....................        1,034,094         1,051,068
   Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 3.75%, 7/20/25......................        2,980,744         3,024,598
                                                                                                              -------------
                                                                                                                119,321,869
                                                                                                              -------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $582,322,850)......................                        579,381,413
                                                                                                              -------------


108 | Annual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
   MISCELLANEOUS MORTGAGE-BACKED SECURITIES (COST $126,902)
   Travelers Mortgage Services Inc., Cap 13.95%, Margin 2.25% + CMT, Resets Annually,
   4.119%, 12/25/18 ....................................................................     $    124,758     $     127,862
                                                                                                              -------------
   TOTAL LONG TERM INVESTMENTS (COST $582,449,752)......................................                        579,509,275
                                                                                                              -------------

   REPURCHASE AGREEMENT (COST $42,672,265) 6.8%
(a)Joint Repurchase Agreement, 1.817%, 11/01/04 (Maturity Value $42,678,726)............       42,672,265        42,672,265
      ABN AMRO Bank, N.V., New York Branch (Maturity Value $3,956,745)
      Banc of America Securities LLC (Maturity Value $3,956,745)
      Barclays Capital Inc. (Maturity Value $3,956,745)
      Bear, Stearns & Co. Inc. (Maturity Value $2,110,889)
      BNP Paribas Securities Corp. (Maturity Value $3,956,745)
      Credit Suisse First Boston LLC (Maturity Value $1,055,444)
      Deutsche Bank Securities Inc. (Maturity Value $3,956,745)
      Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $3,956,744)
      Greenwich Capital Markets Inc. (Maturity Value $3,956,745)
      Lehman Brothers Inc. (Maturity Value $3,901,689)
      Morgan Stanley & Co. Inc. (Maturity Value $3,956,745)
      UBS Securities LLC (Maturity Value $3,956,745)
        Collateralized by U.S. Government Agency Securities, 0.00 - 7.00%,
         11/12/04 - 9/15/09; (b)U.S. Treasury Bills, 1/13/05; and U.S. Treasury
         Notes, 1.625 - 6.75%, 12/31/04 - 9/15/09
                                                                                                              -------------
   TOTAL INVESTMENTS (COST $625,122,017) 99.4%..........................................                        622,181,540
   OTHER ASSETS, LESS LIABILITIES .6%...................................................                          3,899,228
                                                                                                              -------------
   NET ASSETS 100.0%....................................................................                      $ 626,080,768
                                                                                                              =============

PORTFOLIO ABBREVIATIONS | 3CMT - 3 Year Constant Maturity Treasury Index | 5CMT - 5 Year Constant Maturity Treasury Index
                        | 6ML - 6 Month LIBOR | 12ML - 12 Month LIBOR | CMT - 1 Year Constant Maturity Treasury Index
                        | COFI - Eleventh District Cost of Funds Index | DR - Discount Rate
                        | NCI - National Median Cost of Funds Index | TB - Treasury Bill Rate

(a)   See Note 1(b) regarding joint repurchase agreement.

(b)   Security is traded on a discount basis with a zero coupon.


                        Annual Report | See notes to financial Statements. | 109

ADJUSTABLE RATE SECURITIES PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

                                                          ------------------
                                                           U.S. GOVERNMENT
                                                           ADJUSTABLE RATE
                                                          MORTGAGE PORTFOLIO
                                                          ------------------
Assets:
   Investments in securities:
      Cost ............................................   $      625,122,017
                                                          ------------------
      Value ...........................................          622,181,540
Receivables:
      Investment securities sold ......................            3,089,547
      Interest ........................................            2,380,304
                                                          ------------------
         Total assets .................................          627,651,391
                                                          ------------------
Liabilities:
   Payables:
      Capital shares redeemed .........................            1,339,048
      Affiliates ......................................              214,165
   Other liabilities ..................................               17,410
                                                          ------------------
         Total liabilities ............................            1,570,623
                                                          ------------------
            Net assets, at value ......................   $      626,080,768
                                                          ------------------
Net assets consist of:
   Net unrealized appreciation (depreciation) .........           (2,940,477)
   Accumulated net realized gain (loss) ...............          (20,798,265)
   Capital shares .....................................          649,819,510
                                                          ------------------
Net assets, at value ..................................   $      626,080,768
                                                          ==================
CLASS A:
   Net assets, at value ...............................   $      626,080,768
                                                          ------------------
   Shares outstanding .................................           69,035,081
                                                          ------------------
   Net asset value and maximum offering price per share   $             9.07
                                                          ==================


110 | See notes to financial statements. | Annual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

STATEMENT OF OPERATIONS
for the year ended October 31, 2004

                                                          ------------------
                                                           U.S. GOVERNMENT
                                                           ADJUSTABLE RATE
                                                          MORTGAGE PORTFOLIO
                                                          ------------------
Investment income:
   Interest ...........................................   $       16,926,459
                                                          ------------------
Expenses:
   Management fees (Note 3) ...........................            2,482,201
   Custodian fees .....................................               12,931
   Reports to shareholders ............................                7,467
   Professional fees ..................................               20,450
   Trustees' fees and expenses ........................               40,371
   Other ..............................................               23,901
                                                          ------------------
      Total expenses ..................................            2,587,321
                                                          ------------------
        Net investment income .........................           14,339,138
                                                          ------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments ..........             (312,501)
   Net change in unrealized appreciation
    (depreciation) on investments .....................              476,913
                                                          ------------------
Net realized and unrealized gain (loss) ...............              164,412
                                                          ------------------
Net increase (decrease) in net assets resulting
 from operations ......................................   $       14,503,550
                                                          ==================


                        Annual Report | See notes to financial statements. | 111

ADJUSTABLE RATE SECURITIES PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended October 31, 2004 and 2003

                                                                            -------------------------------
                                                                            U.S. GOVERNMENT ADJUSTABLE RATE
                                                                                  MORTGAGE PORTFOLIO
                                                                            -------------------------------
                                                                                2004             2003
                                                                            -------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .............................................   $  14,339,138    $   13,650,553
      Net realized gain (loss) from investments .........................        (312,501)        1,598,371
      Net change in unrealized appreciation (depreciation) on investments         476,913        (6,584,707)
                                                                            -------------------------------
         Net increase (decrease) in net assets resulting from operations       14,503,550         8,664,217
   Distributions to shareholders from net investment income .............     (21,701,882)      (24,152,220)
   Capital share transactions (Note 2) ..................................     (27,934,104)      104,191,546
                                                                            -------------------------------
         Net increase (decrease) in net assets ..........................     (35,132,436)       88,703,543
Net assets:
      Beginning of year .................................................     661,213,204       572,509,661
                                                                            -------------------------------
      End of year .......................................................   $ 626,080,768    $  661,213,204
                                                                            ===============================
Undistributed net investment income included in net assets:
        End of year .....................................................   $          --    $          698
                                                                            ===============================


112 | See notes to financial statements. | Annual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one portfolio, the U.S. Government Adjustable Rate Mortgage Portfolio (the Portfolio). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The investment objective of the Portfolio is to seek current income.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Mortgage-backed and asset-backed securities may be valued by the pricing services using matrix pricing which considers such factors as prices of comparable quality issues, prepayment speeds, yield, maturity, coupon, and credit ratings. If events occur that materially affect the values of securities after the prices are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. Repurchase agreements are valued at cost. All security valuation procedures are approved by the Board of Trustees.

B. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At October 31, 2004, all repurchase agreements held by the Fund had been entered into on October 29, 2004.


                                                             Annual Report | 113

ADJUSTABLE RATE SECURITIES PORTFOLIOS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill their obligations.

D. INCOME TAXES

No provision has been made for income taxes because the Portfolio's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Portfolio.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


114 | Annual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolio's shares were as follows:

                                   ----------------------------------------------------------------
                                                        YEAR ENDED OCTOBER 31,
                                   ----------------------------------------------------------------
                                                2004                              2003
                                   ----------------------------------------------------------------
                                      SHARES            AMOUNT          SHARES            AMOUNT
                                   ----------------------------------------------------------------
Shares sold ....................      11,543,809    $ 105,223,802       39,039,368    $ 363,442,959
Shares issued in reinvestment of
 distributions .................       2,378,763       21,701,833        2,599,534       24,152,220
Shares redeemed ................     (16,945,397)    (154,859,739)     (30,552,039)    (283,403,633)
                                   ----------------------------------------------------------------
Net increase (decrease) ........      (3,022,825)   $ (27,934,104)      11,086,863    $ 104,191,546
                                   ================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc (Advisers), the Portfolio's investment manager and trustees of Franklin Investors Securities Trust.

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of .400% of the first $5 billion of the Portfolio's month end net assets. Fees are further reduced on net assets over $5 billion.

B. OTHER AFFILIATED TRANSACTIONS

At October 31, 2004, all shares of the Portfolio were owned by the Franklin Adjustable U.S. Government Securities Fund.

4. INCOME TAXES

At October 31, 2004, the Portfolio had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

2007 ...............................   $   140,123
2008 ...............................       210,331
2009 ...............................     1,202,281
2010 ...............................     2,667,031
2011 ...............................     8,903,952
2012 ...............................     7,674,547
                                       -----------
                                       $20,798,265
                                       ===========


                                                             Annual Report | 115

ADJUSTABLE RATE SECURITIES PORTFOLIOS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

4. INCOME TAXES (CONTINUED)

On October 31, 2004, the Portfolio had expired capital loss carryovers of $419,303, which were reclassified to paid-in capital.

The tax character of distributions paid during the years ended October 31, 2004 and 2003, was as follows:

                                               ---------------------------
                                                  2004            2003
                                               ---------------------------
Distributions paid from ordinary income....    $21,701,882     $24,152,220
                                               ---------------------------

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of mortgage dollar roll transactions and paydown losses.

At October 31, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................   $ 625,122,017
                                             -------------
Unrealized appreciation ..................   $   1,124,177
Unrealized depreciation ..................      (4,064,654)
                                             -------------
Net unrealized appreciation (depreciation)   $  (2,940,477)
                                             -------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended October 31, 2004, aggregated $285,896,336 and $307,936,276, respectively.

6. REGULATORY MATTERS

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS

A. INVESTIGATIONS

As part of various investigations by the Securities and Exchange Commission ("SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, Inc. ("NASD") relating to certain practices in the mutual fund industry, including late trading, market timing and market support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company received requests for information and/or subpoenas to testify or produce documents.


116 |  Annual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

6. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

A. INVESTIGATIONS (CONTINUED)

The Company and its current employees provided documents and information in response to these requests and subpoenas. In addition, the Company has responded, and in one instance, is currently responding to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

Franklin Templeton Investments Corp. ("FTIC"), a Company subsidiary and the investment manager of Franklin Templeton's Canadian mutual funds, has been cooperating with and responding to requests for information from the Ontario Securities Commission (the "OSC") relating to the OSC's review of frequent trading practices within the Canadian mutual fund industry. On December 10, 2004, FTIC received a letter indicating that the staff of the OSC is contemplating enforcement proceedings against FTIC before the OSC. In its letter, the OSC staff expressed the view that, over the period of February 1999 to February 2003, there were certain accounts that engaged in a frequent trading market timing strategy in certain funds being managed by FTIC. The letter also gave FTIC the opportunity to respond to the issues raised in the letter and to provide the OSC staff with additional information relevant to these matters. The Company expects to enter into discussions with the OSC staff in an effort to resolve the issues raised in the OSC's review. The Company cannot predict the likelihood of whether those discussions will result in a settlement, or the terms of any such settlement.

On December 9, 2004, the staff of the NASD informed the Company that it has made a preliminary determination to recommend a disciplinary proceeding against Franklin/Templeton Distributors, Inc. ("FTDI"), alleging that FTDI violated certain NASD rules by the use of directed brokerage commissions to pay for sales and marketing support. FTDI has also received a separate letter from the NASD staff advising FTDI of the NASD staff's preliminary determination to recommend a disciplinary proceeding against FTDI alleging violation of certain NASD rules relating to FTDI's Top Producers program. The Company believes that any such charges are unwarranted.

B. SETTLEMENTS

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc. reached an agreement with the SEC that resolved the issues resulting from the SEC's investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.


                                                             Annual Report | 117

ADJUSTABLE RATE SECURITIES PORTFOLIOS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

6. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

B. SETTLEMENTS (CONTINUED)

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to the administrative complaint filed on February 4, 2004. The administrative complaint concerned one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statement of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that FTDI reached an agreement with the California Attorney General's Office ("CAGO"), resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. The Company believes that the settlement of the CAGO matter is in the best interest of the Company and its fund shareholders. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to Franklin Templeton funds and $2 million to the CAGO for its investigative costs.


118 | Annual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

6. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

B. SETTLEMENTS (CONTINUED)

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Order").

The Company believes that the settlement of this matter is in the best interest of the Company and its fund shareholders. Under the terms of the Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS

The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Various subsidiaries of Franklin Resources, Inc., as well as certain funds managed by those subsidiaries, have also been named in multiple lawsuits filed in state courts in Illinois. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or the Company. Additionally, FTIC was recently served with a class action market timing complaint in Quebec, Canada.


                                                             Annual Report | 119

ADJUSTABLE RATE SECURITIES PORTFOLIOS

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

6. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

In addition, the Company, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of the funds' shareholders.


120 | Annual Report

ADJUSTABLE RATE SECURITIES PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the U.S. Government Adjustable Rate Mortgage Portfolio, (hereafter referred to as the "Portfolio") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
December 15, 2004


                                                             Annual Report | 121

BOARD MEMBERS AND OFFICERS

ADJUSTABLE RATE SECURITIES PORTFOLIOS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF            FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS               POSITION           TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (83)           Trustee            Since 1991           113                        None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company).
-----------------------------------------------------------------------------------------------------------------------------------

HARRIS J. ASHTON (72)               Trustee            Since 1991           142                        Director, Bar-S Foods
One Franklin Parkway                                                                                   (meat packing company).
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (72)            Trustee            Since 1991           143                        None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
-----------------------------------------------------------------------------------------------------------------------------------

EDITH E. HOLIDAY (52)               Trustee            Since April 2003     98                         Director, Amerada Hess
One Franklin Parkway                                                                                   Corporation (exploration and
San Mateo, CA 94403-1906                                                                               refining of oil and gas);
                                                                                                       H.J. Heinz Company
                                                                                                       (processed foods and allied
                                                                                                       products); RTI International
                                                                                                       Metals, Inc. (manufac- ture
                                                                                                       and distribution of
                                                                                                       titanium); and Canadian
                                                                                                       National Railway (railroad).
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------------

FRANK W.T. LAHAYE (75)              Trustee            Since 1991               115                    Director, The California
One Franklin Parkway                                                                                   Center for Land Recycling
San Mateo, CA 94403-1906                                                                               (redevelopment).
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
-----------------------------------------------------------------------------------------------------------------------------------

122 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF            FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS               POSITION           TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (76)              Trustee            Since 1992           142                        Director, White Mountains
One Franklin Parkway                                                                                   Insurance Group, Ltd.
San Mateo, CA 94403-1906                                                                               (holding company); Martek
                                                                                                       Biosciences Corporation;
                                                                                                       MedImmune, Inc.
                                                                                                       (biotechnology); and
                                                                                                       Overstock.com (Internet
                                                                                                       servic- es); and FORMERLY,
                                                                                                       Director, MCI Communication
                                                                                                       Corporation (subse- quently
                                                                                                       known as MCI WorldCom, Inc.
                                                                                                       and WorldCom, Inc.)
                                                                                                       (communi- cations services)
                                                                                                       (1988-2002) and Spacehab,
                                                                                                       Inc. (aerospace services)
                                                                                                       (1994-2003).
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF            FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS               POSITION           TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (71)           Trustee and        Trustee since        142                        None
One Franklin Parkway                Chairman of        1991 and
San Mateo, CA 94403-1906            the Board          Chairman of the
                                                       Board since 1993
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------------------------------------------------------------------------

**RUPERT H. JOHNSON, JR. (64)       Trustee,           Trustee since        125                        None
One Franklin Parkway                President and      1991 and
San Mateo, CA 94403-1906            Chief              President and
                                    Executive          Chief Executive
                                    Officer-           Officer-Investment
                                    Investment         Management
                                    Management         since 2002
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 123

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF            FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS               POSITION           TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
**WILLIAM J. LIPPMAN (79)           Trustee            Trustee since        18                         None
One Parker Plaza, 9th Floor                            1993
Fort Lee, NJ 07024
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Private Client Group, Inc.; President, Franklin Advisory Services, LLC.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of two of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------

HARMON E. BURNS (59)                Vice President     Since 1991           Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------

JAMES M. DAVIS (52)                 Chief              Since July 2004      Not Applicable             None
One Franklin Parkway                Compliance
San Mateo, CA 94403-1906            Officer
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources, Inc.,
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
-----------------------------------------------------------------------------------------------------------------------------------

LAURA FERGERSON (42)                Treasurer          Since July 2004      Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
-----------------------------------------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (44)             Vice President     Since 1995           Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief
Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.


124 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF            FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS               POSITION           TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (57)               Senior Vice        Since 2002          Not Applicable              None
500 East Broward Blvd.              President and
Suite 2100                          Chief
Fort Lauderdale, FL 33394-3091      Executive
                                    Officer-
                                    Finance and
                                    Administration
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (57)                  Vice President     Since 2000           Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (57)               Vice President     Since 2000           Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
-----------------------------------------------------------------------------------------------------------------------------------

MICHAEL O. MAGDOL (67)              Vice               Since 2002           Not Applicable             Director, FTI Banque, Arch
600 Fifth Avenue                    President -                                                        Chemicals, Inc. and Lingnan
Rockefeller Center                  AML                                                                Foundation.
New York, NY 10048-0772             Compliance
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 125

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF            FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS               POSITION           TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (67)              Vice President     Since 2000           Not Applicable             None
One Franklin Parkway                and Secretary
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------------------------------------------------------------------------

GALEN G. VETTER (53)                Chief Financial    Since May 2004       Not Applicable             None
500 East Broward Blvd.              Officer and
Suite 2100                          Chief
Fort Lauderdale, FL 33394-3091      Accounting
                                    Officer
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
LLC; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
-----------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's adviser and distributor. William J. Lippman is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer of some of the subsidiaries of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


126 | Annual Report

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $35,033 for the fiscal year ended October 31, 2004 and $16,050 for the fiscal year ended October 31, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $330 for the fiscal year ended October 31, 2004 and $0 for the fiscal year ended October 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $330 for the fiscal year ended October 31, 2004 and $0 for the fiscal year ended October 31, 2003.

(h) No disclosures are required by this Item 4(h).

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADJUSTABLE RATE SECURITES PORTFOLIOS

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    December 16, 2004